PGIM Jennison International Opportunities ETF Expense Example - PGIM Jennison International Opportunities ETF - No Share Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,108